Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 33-1121) certifies (a) that the form of prospectus and statement of additional information dated August 1, 2012 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 60 (“Amendment No. 60”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 60 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-12-000846) on July 26, 2012:

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

EATON VANCE INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

       Maureen A. Gemma, Esq.

       Secretary

Date:  August 1, 2012

015_0498.doc